Customer Accounts - Summary of Customer Accounts (Details) - KZT (₸) ₸ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current accounts	₸ 1,296
Total customer accounts	7,531,286,000	₸ 6,561,950,000
Individuals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Term deposits	6,244,418,000	5,328,125,000
Current accounts	934,286,000	921,913,000
Total customer accounts	7,178,704,000	6,250,038,000
Corporate Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Term deposits	148,210,000	106,010,000
Current accounts	204,372,000	205,902,000
Total customer accounts	₸ 352,582,000	₸ 311,912,000